Liabilities Related to Sale of Future Royalties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Infinity Pharmaceuticals Inc [Member]
Schedule of Liability Related to Future Sale of Royalties
The following table shows the activity within the liability account for the three months ended March 31, 2023:

March 31, 2023
(in thousands)
Liability related to sale of future royalties, net - beginning balance	$26,818
Non-cash royalty revenue	(387)
Non-cash interest expense recognized	38

Liability related to sale of future royalties, net - ending balance	26,469
Less: current portion	(1,307)

Liability related to sale of future royalties, net, less current portion	$25,162

The following table shows the activity within the liability account for the three months ended March 31, 2023:

March 31, 2023
(in thousands)
Liability related to sale of future royalties, net - beginning balance	$21,613
Non-cash interest expense recognized	7

Liability related to sale of future royalties, net - ending balance	$21,620

The following table shows the activity within the liability account for the years ended December 31, 2022 and 2021:

	December 31,
	2022	2021
	(in thousands)
Liability related to sale of future royalties - beginning balance	$28,038	$28,869
Non-cash royalty revenue	(1,373)	(984)
Non-cash interest expense recognized	153	153

Liability related to sale of future royalties, net - ending balance	$26,818	$28,038
Less: current portion	(1,218)	(897)

Liability related to sale of future royalties, net, less current portion	$25,600	$27,141

The following table shows the activity within the liability account for the years ended December 31, 2022 and 2021:

	December 31,
	2022	2021
	(in thousands)
Liability related to sale of future royalties - beginning balance	$21,586	$21,559
Non-cash interest expense recognized	27	27

Liability related to sale of future royalties, net - ending balance	$21,613	$21,586